Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31
	2024	2023
	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	5,575	4,927
Furniture and office equipment	418	407
Leasehold improvements	726	657
Production equipment	1,840	1,206
Computers and software	4,933	4,139
Advances on account of Fixed Assets	305	-
	13,797	11,336
Less: accumulated depreciation	(10,242)	(8,382)
Property and equipment, net	3,555	2,954